Variable Interest Entities (“VIEs”)	12 Months Ended
Dec. 31, 2022
Variable Interest Entities [Abstract]
Variable Interest Entities (“VIEs”)

(10) Variable Interest Entities (“VIEs”)

VIE related to Xinbao Investment and Fanhua RONS Technologies

The Measures on the Supervision of Internet Insurance Business implemented in February 2021 requires an insurance institution conducts online insurance business through its own online platform who owns the domain name.

Fanhua RONS Insurance Sales & Services Co., Ltd., (“Fanhua RONS”), a wholly-owned subsidiary of Shenzhen Xinbao Investment Co., Ltd. (“Xinbao Investment”), used to conduct its online P&C insurance business through an online platform (www.baoxian.com) owned and operated by another subsidiary within the Group. To comply with the newly implemented rules, the Group transferred the domain name and ICP license to Fanhua RONS. As the applicant for an ICP license may be subject to foreign investment restriction, the Group commenced a restructuring to re-establish the VIE structure.

Xinbao Investment was a wholly owned subsidiary of the Group who in December 2021 became 49% owned by the Group where the remaining 51% equity interests were transferred to Mr. Shuangping Jiang at nominal value who holds the interest on behalf of the Group, because Xinbao Investment is, under the new rule, prohibited to own more than 50% of the equity interests in a value-added telecommunications service provider, i.e., Fanhau RONS.

Through the contractual arrangements entered in December 2021, with Xinbao Investment and its nominee shareholder, the Group has the power to direct the activities that most significantly impact to and entitles to receive economic benefits from Xinbao Investment, the consolidated VIE.

In preparation for the application of an ICP license for Fanhua RONs (Beijing) Technology Co., Ltd. (“Fanhua RONS Technologies”), in July 2022, Beijing Fanlian Investment Co., Ltd. (“Fanlian Investment”), a wholly owned subsidiary, transferred its entire equity interests holding in Fanhua RONS Technologies to Mr. Peng Ge, the chief financial officer of the Group, who holds the equity interests on behalf of Fanlian Investment. Concurrently, Fanlian Investment entered into contractual arrangements with Fanhua RONS Technologies and Mr. Ge which are substantially similar to those among Fanhua Group Company, Xinbao Investment and its individual nominee shareholder.

As a result, the Group currently conducts its insurance agency and claims adjusting business in China primarily through its wholly-owned subsidiaries Fanhua Group Company and Fanlian Investment (collectively the “relevant PRC entities”), and its subsidiaries and the VIEs for part of its online insurance business in China. The following is a summary of the contractual agreements that the Group entered into with Xinbao Investment, Fanhua RONS Technologies and their individual nominee shareholders:

Agreements that Provide the Group Effective Control over Xinbao Investment and Fanhua RONS Technologies

●	Loan Agreement

Mr. Jiang and Mr. Ge (collectively the “nominee shareholders”) entered into a loan agreement, with the Group’s wholly-owned subsidiaries. The principal loan amounts equal to the capital contributions to VIEs.

The term of the loan agreement is for ten years, which may be extended only upon written agreement of the parties. If the loan is not extended, then upon its expiration and subject to then applicable PRC laws, the loan can be repaid only with the proceeds from a transfer of the individual shareholder’s equity interests in VIEs to relevant PRC entities or another person or entity designated by them. Relevant PRC entities may accelerate the loan repayment upon certain events, including but not limited to if the individual shareholder resigns or is dismissed from employment by us or if relevant PRC entities exercise its option to purchase the shareholder’s equity interests in VIEs pursuant to the exclusive purchase option agreements described below.

●	Equity Pledge Agreement

Relevant nominee shareholders entered into an equity pledge agreement, pledging their respective equity interests in VIEs to relevant PRC entities to secure their obligations under the loan agreement. Relevant nominee shareholders also agreed not to transfer or create any encumbrances adverse to relevant PRC entities on their equity interests in VIEs. During the term of the equity pledge agreement, relevant PRC entities are entitled to all the dividends declared on the pledged equity interests. The equity pledge agreements will expire when the individual shareholders fully performs their respective obligations under the loan agreement. The equity pledge was recorded on the shareholder’ register of VIEs, and registered with the relevant local administration of industry and commerce.

●	Power of Attorney

Relevant nominee shareholders executed powers of attorney, each appointing a person designated by relevant PRC entities as his attorney-in-fact on all matters requiring shareholder approval. Further, if relevant PRC entities designate the shareholder to attend a shareholder’s meeting of VIEs, the individual shareholder agrees to vote his shares as instructed by relevant PRC entities. The term of the power of attorney is for ten years.

Agreements that Transfer Economic Benefits to the Group

●	Exclusive Purchase Option Agreement

Relevant nominee shareholders entered into an exclusive purchase option agreement to irrevocably grant relevant PRC entities an exclusive option to purchase part or all of their equity interests in VIEs, when and to the extent permitted by PRC law. The purchase price will be the minimum price permitted under applicable PRC law.

●	Technology Consulting and Service Agreement

Pursuant to technology service agreements between (i) relevant PRC entities, and (ii) VIEs, relevant PRC entities agreed to provide VIEs with training services and consulting and other services relating to IT platform and internal control compliance. In exchange, VIEs agree to pay a quarterly fee calculated primarily based on a percentage of its revenues. The agreement has a term of one year and can be renewed each year upon mutual agreement.

Because of contractual arrangements with VIEs and their nominee shareholders, the Group is the primary beneficiary of VIEs and their subsidiaries and consolidated them into consolidated financial statements.

VIEs related to the 521 Plan

On June 14, 2018, the Group announced that its board of directors approved a 521 Share Incentive Plan (the “521 plan”). The 521 Plan is designed to incentivize the Group’s employees and independent sales agents (collectively the “Participants”). The 521 Plan provides Participants an opportunity to benefit from appreciation of the Company’s ordinary shares by purchasing the Company’s ordinary shares at a stated subscription price in exchange for employee and non-employee services, if service and performance conditions are achieved. 10% of the subscription price is paid by the Participant on or around the grant date, while the remaining 90% of the subscription prices is financed through interest-bearing loans from the Group. The vesting of the awards is contingent on performance conditions being met during the requisite service periods.

Pursuant to the 521 Plan, the Group set up three companies which are Fanhua Employees Holdings Limited, Step Tall Limited and Treasure Chariot Limited (collectively the “521 Plan Employee Companies”) to hold the Group’s ordinary shares on behalf of the Participants of the 521 Plan. Each of the 521 Plan Employee Companies is a legal entity formed in the British Virgin Islands with a sole shareholder appointed by the Group. Each shareholder is either an employee, or a founder who is also a shareholder and director of the Group.

The following is a summary of the contractual agreements that the Group entered into relating to the 521 Plan:

The nature and structure of the 521 Plan Employee Companies is that they are investment vehicle companies holding the Company’s shares on behalf of the Participants for the purpose of the 521 Plan. Loan agreements and entrusted share purchase agreements were signed among the Group’s wholly-owned subsidiary CISG Holdings Ltd., the 521 Plan Employee Companies and each of the Participants. To effect the 521 Plan, Participants agreed to pay 10% of the subscription price and executed a loan agreement with the Group for a loan representing 90% of the subscription price of the ordinary shares under the 521 Plan. Participants executed an entrusted share purchase agreement with one of the 521 Employee Companies whereby the 521 Plan Employee Company will legally hold the ordinary shares on behalf of the Participants. As of December 31, 2018 and 2019, the loan agreements provide a total of US$184,815 and US$344,988, respectively, in loans to the VIEs and Participants of the 521 Plan with the sole purpose of providing funds necessary for the purchase of the Group’s ordinary shares under the 521 Plan. All the ordinary shares are pledged as collateral to the Group for the loans and are not yet vested, the Participants cannot direct the sale of the ordinary shares without the consent of the Group until the ordinary shares are fully vested in accordance with the 521 Plan’s agreed target performance. The loan agreement and the entrusted share purchase agreement shall terminate after five years or upon termination of agency relationship and employment relationship or the settlement of the loan, whichever comes first.

The sole director and sole shareholder of each of the 521 Plan Employee Companies is either a significant shareholder and director, or an employee of the Group, who has executed powers of attorney on behalf of the Group. Under the power of attorney, they will follow, without any conditions, the Group’s instructions to manage all the activities of each of the 521 Plan Employee Companies. In addition, the Group can replace the sole director and shareholder of each of the 521 Plan Employee Companies to another designated party at its discretion.

The ordinary shares are the only significant assets held by the 521 Plan Employee Companies. Through the loan agreements, entrusted share purchase agreements and letters of undertaking described above, the Group controls the decision-making rights of the 521 Plan Employee Companies with respect to the shares held by the 521 Plan Employee Companies as collateral to the loans issued to the Participants during the vesting period. Given the only substantial recourse to the loans issued by the Group are the ordinary shares, the Group has potential exposure to the economics of the 521 Plan Employee Companies resulting from the fluctuation in value of the ADS (principally decreases), which is more than insignificant. Further, the Group will also participate in the variability and absorb the economic benefits of the 521 Plan Employee Companies, through an increase in value of the shares held by the 521 Plan Employee Companies, if the performance conditions are not met or partially met based on the profit distribution arrangements. Based on above, the Group is the primary beneficiary of the 521 Plan Employee Companies and consolidates them because it has the power to direct the activities that most significantly impact the 521 Plan Employee Companies’ economic performance, and the obligation to absorb losses of the 521 Plan Employee Companies that could potentially be significant to them and the right to receive benefits from the 521 Plan Employee Companies that could potentially be significant to the 521 Plan Employee Companies. Therefore, the Group has variable interests in the 521 Plan Employee Companies during the vesting period.

As disclosed in Note 21(b), the Group entered into supplemental agreements with all remaining Participants in December 2020 to cancel the 521 Plan upon which the 521 Plan Employee Companies returned all subscribed 280,000,000 ordinary shares to the Group, and as a condition, the Group refunded all share rights deposits back to the Participants, and terminated the Participants’ obligation to repay the Group the non-recourse loan principal and interest, and all the relevant original contractual agreements including the loan agreements, entrusted share purchase agreements and letters of undertaking described above were agreed to be terminated and lapsed. As a result, the Group no longer has power to direct the significant activities of the 521 Plan Employee Companies, and no longer bears potentially significant economic exposure through its indirect interests to the 521 Plan Employee Companies, and stopped consolidating the 521 Plan Employee Companies upon the cancellation of the 521 Plan.

In December 2020, upon the cancellation of the 521 Plan, the Group refunded all share rights deposits amounted to RMB266,901 back to the Participants which was presented as cash outflows from financing activities.

Risks in relation to the VIE Arrangement (Continued)

In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the consolidated VIEs of the Company is in compliance with PRC laws and regulations; (ii) the contractual arrangements with the consolidated VIEs and the individual shareholders are legal, valid and binding obligation of such party, and enforceable against such party in accordance with their respective terms; and (iii) the execution, delivery and performance of the consolidated VIEs and its shareholders do not result in any violation of the provisions of the articles of association and business licenses of the VIEs, and any violation of any current PRC laws and regulations.

Uncertainties in the PRC legal system could cause the Company’s current corporate structure to be found in violation of any existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiary, to enforce its rights under these contractual arrangements. Furthermore, the shareholders of the VIEs may have interests that are different from those of the Company, which could potentially increase the risk that the shareholders would seek to breach the existing terms of the aforementioned agreements.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control VIEs, which may result in deconsolidation of VIEs.

Summarized below is the information related to VIEs, including total assets, total current liabilities, total liabilities, net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Total assets	69,792	102,965
Total current liabilities	(40,100)	(50,457)
Total liabilities	(40,653)	(77,990)

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	—	16,267	141,086
Operating costs and expenses	—	1,814	67,788
Net income (loss)	—	14,431	(4,136)
Net cash generated from operating activities	—	48,923	98,715
Net cash used in financing activities	(266,901)	—	—

As of December 31, 2022 there were no consolidated VIE assets that are collateral for the VIE’s obligations or are restricted solely to settle the VIEs’ obligations, other than aforementioned in the restricted cash as described in Note 2(c). In the year ended December 31, 2022, aggregate revenues derived from these VIEs contributed 5.1% of the total consolidated net revenues, based on the corporate structure as of the end of 2022. As of December 31, 2022, the VIEs accounted for an aggregate of 3.3% of the consolidated total assets. The creditors of the VIEs’ third-party liabilities did not have recourse to the general credit of the Company in normal course of business. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.